Cover Page	Dec. 31, 2023	Jun. 15, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jun. 15, 2023
Entity Registrant Name		COMSCORE, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-33520
Entity Tax Identification Number		54-1955550
Entity Address, Address Line One		11950 Democracy Drive
Entity Address, Address Line Two		Suite 600
Entity Address, City or Town		Reston
Entity Address, State or Province		VA
Entity Address, Postal Zip Code		20190
City Area Code		703
Local Phone Number		438–2000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.001 per share
Trading Symbol		SCOR
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001158172
Amendment Flag		false
Current Fiscal Year End Date	--12-31